Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 – RELATED PARTY TRANSACTIONS

As of June 30, 2019 and 2018, the balances due from related parties were as follows:

	As of June 30,
Accounts receivable - related parties, net:	2019	2018
-Linsun Smart Technology Co., Ltd (“Linsun”)	$92,563	$-
-Dogness Network Technology Co., Ltd (“Dogness Network”),	152,201	-
	$244,764	$-

During the year ended June 30, 2019, the Company sold intelligent pet products to related parties Linsun and Dogness Network. Sales of intelligent pet products to Linsun and Dogness Network amounted to $185,126 and $143,441, respectively in fiscal 2019. As of June 30, 2019, total accounts receivable from these two related parties amounted to $244,764, which has been fully collected back as of the date of this Report.

During the year ended June 30, 2019, the Company also purchased certain pet product components and parts, such as smart drinking water machines and pet feeding devices, from related party Linsun. Total purchases from Linsun amounted to $850,589 in the fiscal year 2019.

In addition, in connection with the Company’s bank borrowings, Mr. Silong Chen, the Chairman of the Board and CEO of the Company, pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s short-term bank loans (See Note 8).